Other Income and Expenses - Summary of Other Income and Expenses (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2],[3]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of shares							$ 123
Gain on sale of other assets						$ 344
Gain on sale of long-lived assets						174	210
Sale of waste material		$ 21				13	3
Insurance rebates						10	6
Foreign exchange gain		26				123
Recoveries of prior years	[1]	896
Others		70				9	1,620
Other income		1,013	[2]	$ 54		673	31,951	[4]
Contingencies associated with prior acquisitions or disposals		149				138	39
Loss on sale of property, plant and equipment		(68)	[2]	$ (4)		174	210	[4]
Loss on sale of other assets							148
Recoveries of prior years		44				116	35
Impairment of long-lived assets	[5]	1,018				432	2,063
Disposal of long-lived assets	[6]	861				518	451
Suppliers provisions							398
Foreign exchange losses related to operating activities							2,524
Contingencies		589				518	636
Severance payments	[7]	1,207				264	243
Donations		489				528	242
Legal fees and other expenses from past acquisitions		17				149	612
Venezuela deconsolidation effect							26,123
Other		464				284	352
Other expenses		$ 4,905				$ 2,947	33,866
Heineken group shares [member]
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of shares							$ 29,989

[1]	Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect in the operating revenues and other income captions of the condensed consolidated income statements. See Note 25.1.1.
[2]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[4]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1
[5]	Includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 948 and Ps. 432 million in 2019 and 2018, respectively (see Note 10), and impairment loss in Venezuela of Ps. 2,053 in 2017 (see Note 3.3).
[6]	Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
[7]	During 2019, the Company incurred restructuring costs related to some of their operations as part of an efficiency program.